Quarterly Holdings Report
for
Fidelity® Series Small Cap Discovery Fund
July 31, 2023
XS4-NPRT1-0923
1.968035.109
Common Stocks - 96.3%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.3%
Interactive Media & Services - 1.3%
Ziff Davis, Inc. (a)	214,561	15,559,964
CONSUMER DISCRETIONARY - 15.8%
Automobile Components - 3.9%
Adient PLC (a)	496,400	21,126,784
Patrick Industries, Inc.	295,500	25,575,525
		46,702,309
Diversified Consumer Services - 1.8%
Adtalem Global Education, Inc. (a)	158,068	6,834,860
Laureate Education, Inc. Class A	1,122,300	14,387,886
		21,222,746
Household Durables - 4.6%
Helen of Troy Ltd. (a)(b)	137,500	19,428,750
LGI Homes, Inc. (a)(b)	255,409	35,437,999
		54,866,749
Leisure Products - 0.8%
Brunswick Corp.	106,900	9,226,539
Specialty Retail - 3.4%
America's Car Mart, Inc. (a)(b)	129,900	15,473,688
Murphy U.S.A., Inc.	53,200	16,333,996
Upbound Group, Inc.	246,000	8,518,980
Victoria's Secret & Co. (a)	34,800	713,052
		41,039,716
Textiles, Apparel & Luxury Goods - 1.3%
Crocs, Inc. (a)	129,300	14,009,655
Wolverine World Wide, Inc.	131,637	1,667,841
		15,677,496
TOTAL CONSUMER DISCRETIONARY		188,735,555
CONSUMER STAPLES - 3.0%
Consumer Staples Distribution & Retail - 3.0%
Performance Food Group Co. (a)	475,000	28,386,000
Sprouts Farmers Market LLC (a)	189,537	7,439,327
		35,825,327
ENERGY - 7.6%
Energy Equipment & Services - 3.8%
ShawCor Ltd. Class A (a)	2,333,709	35,572,404
Total Energy Services, Inc. (b)	1,307,230	10,151,318
		45,723,722
Oil, Gas & Consumable Fuels - 3.8%
Parkland Corp.	500,000	13,654,116
Sitio Royalties Corp. (b)	1,133,000	30,976,220
		44,630,336
TOTAL ENERGY		90,354,058
FINANCIALS - 16.0%
Banks - 2.6%
Cadence Bank	750,000	18,787,500
First Hawaiian, Inc.	569,800	11,789,162
		30,576,662
Capital Markets - 0.6%
Virtus Investment Partners, Inc.	35,600	7,323,988
Consumer Finance - 3.1%
FirstCash Holdings, Inc.	389,400	37,102,032
Financial Services - 0.5%
WEX, Inc. (a)	33,600	6,362,160
Insurance - 9.2%
Assurant, Inc.	142,100	19,113,871
Enstar Group Ltd. (a)	125,000	31,985,000
First American Financial Corp.	599,500	37,996,311
Primerica, Inc.	96,400	20,504,280
		109,599,462
TOTAL FINANCIALS		190,964,304
HEALTH CARE - 5.4%
Biotechnology - 1.5%
Blueprint Medicines Corp. (a)	105,900	6,989,400
Cerevel Therapeutics Holdings (a)(b)	212,500	6,500,375
Keros Therapeutics, Inc. (a)	50,000	2,094,000
Vaxcyte, Inc. (a)	51,610	2,480,377
		18,064,152
Health Care Equipment & Supplies - 1.6%
Envista Holdings Corp. (a)	450,000	15,484,500
Utah Medical Products, Inc.	32,219	3,168,094
		18,652,594
Health Care Providers & Services - 1.9%
AdaptHealth Corp. (a)	395,300	5,431,422
Owens & Minor, Inc. (a)	879,800	16,927,352
		22,358,774
Pharmaceuticals - 0.4%
Arvinas Holding Co. LLC (a)	86,000	2,125,920
Ventyx Biosciences, Inc. (a)	71,000	2,630,550
		4,756,470
TOTAL HEALTH CARE		63,831,990
INDUSTRIALS - 23.1%
Aerospace & Defense - 0.1%
V2X, Inc. (a)	31,591	1,625,673
Building Products - 1.7%
Armstrong World Industries, Inc.	267,083	20,661,541
Commercial Services & Supplies - 1.8%
The Brink's Co.	286,900	20,932,224
Construction & Engineering - 1.1%
EMCOR Group, Inc.	60,700	13,052,928
Electrical Equipment - 0.4%
Vertiv Holdings Co.	174,800	4,546,548
Ground Transportation - 5.2%
TFI International, Inc.	200,000	25,670,000
TFI International, Inc. (Canada)	75,000	9,626,322
XPO, Inc. (a)	373,790	25,881,220
		61,177,542
Professional Services - 9.2%
ASGN, Inc. (a)	271,198	20,697,831
Concentrix Corp.	273,800	22,791,112
Genpact Ltd.	471,800	17,027,262
Kforce, Inc. (b)	500,000	31,720,000
Maximus, Inc.	102,896	8,618,569
Persol Holdings Co. Ltd.	458,185	9,043,570
		109,898,344
Trading Companies & Distributors - 3.6%
Beacon Roofing Supply, Inc. (a)	425,000	36,409,750
Core & Main, Inc. (a)	200,800	6,347,288
		42,757,038
TOTAL INDUSTRIALS		274,651,838
INFORMATION TECHNOLOGY - 11.5%
Communications Equipment - 1.3%
Lumentum Holdings, Inc. (a)	285,900	14,969,724
Electronic Equipment, Instruments & Components - 4.8%
Coherent Corp. (a)	63,295	2,997,651
Insight Enterprises, Inc. (a)	245,700	36,041,733
TD SYNNEX Corp.	125,000	12,338,750
TTM Technologies, Inc. (a)	428,200	6,148,952
		57,527,086
Semiconductors & Semiconductor Equipment - 4.7%
Cirrus Logic, Inc. (a)	193,600	15,642,880
Diodes, Inc. (a)	42,100	3,978,029
Ichor Holdings Ltd. (a)	850,000	32,912,000
SMART Global Holdings, Inc. (a)	139,200	3,702,720
		56,235,629
Software - 0.7%
New Relic, Inc. (a)	96,600	8,112,468
TOTAL INFORMATION TECHNOLOGY		136,844,907
MATERIALS - 5.8%
Chemicals - 3.1%
Olin Corp.	520,800	30,039,744
The Chemours Co. LLC	180,035	6,657,694
		36,697,438
Construction Materials - 0.6%
Wienerberger AG	235,100	7,708,245
Containers & Packaging - 1.2%
Graphic Packaging Holding Co.	577,700	13,980,340
Metals & Mining - 0.9%
ERO Copper Corp. (a)	464,500	11,166,458
TOTAL MATERIALS		69,552,481
REAL ESTATE - 4.8%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Douglas Emmett, Inc.	367,700	5,405,190
Real Estate Management & Development - 4.3%
Cushman & Wakefield PLC (a)(b)	2,250,000	22,117,500
Jones Lang LaSalle, Inc. (a)	175,000	29,146,250
		51,263,750
TOTAL REAL ESTATE		56,668,940
UTILITIES - 2.0%
Gas Utilities - 2.0%
Brookfield Infrastructure Corp. A Shares	500,800	23,397,376
TOTAL COMMON STOCKS (Cost $909,546,581)		1,146,386,740

Money Market Funds - 10.5%
	Shares	Value ($)
Fidelity Cash Central Fund 5.32% (c)	64,797,275	64,810,234
Fidelity Securities Lending Cash Central Fund 5.32% (c)(d)	59,409,653	59,415,594
TOTAL MONEY MARKET FUNDS (Cost $124,225,828)		124,225,828

TOTAL INVESTMENT IN SECURITIES - 106.8% (Cost $1,033,772,409)	1,270,612,568
NET OTHER ASSETS (LIABILITIES) - (6.8)%	(80,501,676)
NET ASSETS - 100.0%	1,190,110,892

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 5.32%	30,296,753	161,927,900	127,414,419	486,033	-	-	64,810,234	0.2%
Fidelity Securities Lending Cash Central Fund 5.32%	70,453,469	149,176,200	160,214,075	40,201	-	-	59,415,594	0.2%
Total	100,750,222	311,104,100	287,628,494	526,234	-	-	124,225,828

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.